Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Concentration of Risk [Line Items]
Cash deposits	¥ 500,000			$ 71,136
Description of credit risk	cash balance of RMB 184,238,805 (USD 26,211,986) was deposited with financial institutions located in Mainland China, of which RMB 165,254,186 (USD 23,511,010) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 (approximately USD 102,802) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025, cash balance of HKD 347,692,980, approximately RMB 46,693,367 (USD 6,643,149) was maintained at financial institutions in Hong Kong, of which RMB 46,693,367 (USD 6,643,149) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 100,000 (USD 77,660) per account. As of December 31, 2025, cash balance of SGD 133,024,196 approximately RMB 726,125,878 (USD103,307,233) was maintained at DI Scheme banks in Singapore, of which SGD 125,362,458 approximately RMB 684,303,515 (USD 97,357,090) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000.
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	17.00%	12.00%	9.20%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	39.00%	10.70%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	14.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	15.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	11.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	13.00%
Supplier Concentration Risk [Member] | One Vendor [Member] | Total Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	19.00%	13.70%	11.20%
Supplier Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	32.00%	27.70%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Total Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	16.00%
Supplier Concentration Risk [Member] | Two Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	21.00%	20.70%
Supplier Concentration Risk [Member] | Three Vendor [Member] | Total Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	15.00%
Supplier Concentration Risk [Member] | Three Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	11.00%	14.40%
Supplier Concentration Risk [Member] | Four vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	11.00%	12.70%
Supplier Concentration Risk [Member] | Five Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%